SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence with respect to conditions that existed at the dates of the balance sheets, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence with respect to conditions that did not exist at the date of the balance sheet but arose subsequent to that date. The Company has analyzed its operations subsequent to June 30, 2025, up through the date that these unaudited condensed consolidated financial statements were issued.

On July 2, 2025, the Company received a formal notification from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company has regained compliance with Nasdaq Listing Rule 5550(b).

On July 5, 2025, the Company entered into a tripartite agreement with S T Meng to pay a deposit of $1,230,000 (the “Loan”) to a supplier on behalf of S T Meng. Pursuant to the tripartite agreement. The Company charged an interest at the rate of 3% per annum on the Loan and repayable in the next twelve months.

On August 29, 2025, the Company entered into a Convertible Note Purchase Agreement (the “Purchase Agreement”) with S T Meng, a related party, whereby the Company agreed to purchase at the closing and S T Meng agreed to issue a convertible promissory note (the “Note”) in the principal amount of $3,800,000 to the Company, with an interest rate of 12% per annum. The Note has a term of 1-year commencing from original issue date, August 29, 2025. The Note have a conversion price of 70% of the fair market value of S T Meng’s ordinary shares (the “Conversion Price”). At any time before the maturity date, the Company may convert the principal amount under the Note at their option for S T Meng’s Ordinary Shares at the Conversion Price. Any principal amount outstanding immediately prior to the maturity date (excluding any accrued and unpaid Interest thereon) shall automatically convert on the maturity date into such number of S T Meng’s ordinary shares obtained by dividing (i) the outstanding Principal Amount by (ii) the Conversion Price. The Purchase Agreement and Note contain customary events of default and other obligations and rights of the parties. The Conversion Price is subject to anti-dilution provisions to reflect stock consolidation and splits.

Safe Harbor Statements

This filing contains forward-looking statements. These statements are made under the “safe harbor” provisions of the U.S. Private Securities Litigation Reform Act of 1995. These forward-looking statements can be identified by terminology such as “will,” “expects,” “anticipates,” “aims,” “future,” “intends,” “plans,” “believes,” “estimates,” “confident,” “potential,” “continue” or other similar expressions. Among other things, the quotations from management in this announcement, as well as VS Media’s strategic and operational plans, contain forward-looking statements. VS Media may also make written or oral forward-looking statements in its periodic reports to the U.S. Securities and Exchange Commission (the “SEC”), in its annual report to shareholders, in press releases and other written materials and in oral statements made by its officers, directors or employees to third parties. Statements that are not historical facts, including but not limited to statements about VS Media’s beliefs and expectations, are forward-looking statements. Forward-looking statements involve inherent risks and uncertainties. A number of factors could cause actual results to differ materially from those contained in any forward-looking statement, including but not limited to the following: changes in political, social and economic conditions, the regulatory environment, laws and regulations and interpretation thereof in the jurisdictions where we conduct business or expect to conduct business; the risk that we may be unable to realize our anticipated growth strategies and expected internal growth; its future business development, results of operations and financial condition; changes in the availability and cost of professional staff which we require to operate our business; changes in customers’ preferences and needs; changes in competitive conditions and our ability to compete under such conditions; changes in our future capital needs and the availability of financing and capital to fund such needs; changes in currency exchange rates or interest rates; projections of revenue, earnings, capital structure and other financial items; changes in our plan to enter into certain new business sectors; and other factors beyond our control. Further information regarding these and other risks is included in VS Media’s filings with the SEC. All information provided in this report and in the attachments is as of the date of this report, and VS Media undertakes no obligation to update any forward-looking statement, except as required under applicable law.